Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Effective income tax rate	26.50%	26.50%
Current tax receivable	$ 660	$ 993
Current tax payable	357	87
Deferred tax assets	5,254	4,842
Deferred tax assets - recognition dependent on future taxable profits	942	1,005
Operating tax loss carry forward	2,689	2,479
Operating tax loss carry forward expired in future	2,514
Operating tax loss carry forward without expiration date	174
Capital tax loss carry forward	1	21
Tax benefit on loss carry forwards for which deferred tax asset recognized	517	497
Tax benefit of loss carry forwards for which no deferred tax asset recognized	120	99
Tax credit carry forwards which expire in future	200	188
Tax credit carryforwards of which benefit not recognized	$ 154	154
Tax credit/Loss carryforwards expiration period	between the years 2026 and 2041
Deferred tax liability	$ 2,769	2,614
Aggregate amount of taxable temporary differences associated with the Company's own investments in subsidiaries, not included in financial statements	24,034	22,782
Unused tax credits [member]
Statement [line items]
Deferred tax assets	490	96
Temporary differences [member]
Statement [line items]
Deferred tax assets	$ 1,867	$ 385